Property plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment
18. Property plant and equipment
The following table provides a breakdown for property, plant and equipment:

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2021	185,611	191,911	146,260	206,642	9,487	13,330	753,241
Additions	51,296	4,571	10,252	24,506	360	5,221	96,206
Disposals	(720)	(2,150)	(12,630)	(21,812)	(403)	(512)	(38,227)
Exchange differences	4,483	222	4,756	14,516	51	650	24,678
Disposition	(232,705)	(30,448)	(4,384)	(34)	(860)	(9,159)	(277,590)
Business combinations	245	315	6	—	75	—	641
Reclassifications	327	118	571	5,086	—	(6,102)	—
Balance at December 31, 2021	8,537	164,539	144,831	228,904	8,710	3,428	558,949
Additions	11	6,171	11,121	27,081	153	3,637	48,174
Disposals	—	(17,130)	(12,341)	(18,874)	(200)	—	(48,545)
Exchange differences	—	(37)	5,117	(2,353)	24	(30)	2,721
Reclassifications	—	320	(769)	3,432	(947)	(2,036)	—
Balance at December 31, 2022	8,548	153,863	147,959	238,190	7,740	4,999	561,299

Accumulated depreciation at January 1, 2021	(63,077)	(161,298)	(118,649)	(158,798)	(7,292)	—	(509,114)
Depreciation	(478)	(7,827)	(11,693)	(16,490)	(1,167)	—	(37,655)
Disposals	—	2,164	11,522	19,305	292	—	33,283
Impairment	—	(84)	(595)	(1,488)	—	(480)	(2,647)
Exchange differences	(1,816)	(267)	(6,066)	(12,362)	(13)	—	(20,524)
Disposition	61,473	24,798	2,307	7	597	—	89,182
Reclassifications	163	45	2,575	(3,525)	742	—	—
Balance at December 31, 2021	(3,735)	(142,469)	(120,599)	(173,351)	(6,841)	(480)	(447,475)
Depreciation	(296)	(6,879)	(11,504)	(20,356)	(1,167)	—	(40,202)
Disposals	—	17,048	12,262	18,747	193	—	48,250
Impairment	—	(23)	(438)	1,217	—	—	756
Exchange differences	—	(71)	(1,437)	4,139	880	—	3,511
Reclassifications	6	71	(1,443)	17	869	480	—
Balance at December 31, 2022	(4,025)	(132,323)	(123,159)	(169,587)	(6,066)	—	(435,160)
Carrying amount at:
January 1, 2021	122,534	30,613	27,611	47,844	2,195	13,330	244,127
December 31, 2021	4,802	22,070	24,232	55,553	1,869	2,948	111,474
December 31, 2022	4,523	21,540	24,800	68,603	1,674	4,999	126,139
The assets amortized or depreciated on a systematic basis are tested for impairment if there are indications of or changes to planning assumptions suggesting that the carrying amount of the assets is not recoverable. For this purpose, after preparing the annual budget plan, the Group conducts a triggering event test for each store. If defined year-on-year profitability indicators are not reached, the non-current assets of the store in question are tested for impairment.
The method used to identify the recoverable amount (value in use) of all the aforementioned CGUs, except for the brands, consisted of discounting the projected cash flows (Discounted Cash Flow) generated by the activities directly attributable to the segment to which the intangible asset or net invested capital has been assigned (CGU). Value in use was the sum of the present value of future cash flows expected from the business plan projections prepared for each CGU and the present value of the related operating activities at the end of the period (terminal value).
The business plans used to prepare the impairment test cover the last three months of 2022 and the three years from 2023 to 2025.
The rate used to discount cash flows was calculated using the weighted average cost of capital (WACC). For the year ended December 31, 2022, the WACC used for discounting purposes ranged between 8.84% and 17.20% (between 4.99% and 21.63% at December 31, 2021). The WACC was calculated for each CGU subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield. The “g” rate of growth used to calculate the terminal value has been determined according to the diverging inflation and GDP outlooks in the various countries. The growth rate ranged between 1.5% and 5.0% for Zegna Segment and between 1.5% and 3.0% for Thom Browne Segment.
DOS impairment test
The impairment test of DOS assets takes into consideration those right-of-use assets, intangible assets and property, and plant and equipment elements relating to directly operated stores of Zegna Segment and Thom Browne Segment. The result of the impairment test of DOS on the consolidated financial statements is obtained by comparing the recoverable amount, based on the value in use, of each CGU with the carrying amount of the tangible and intangible assets allocated to the CGU, including leases (according to the IFRS 16).
Impairment of €1,639 thousand recognized in 2022 was composed of:
(a)impairment of €623 thousand and reversal of impairment of €1,379 thousand related to property, plant and equipment;
(b)impairment of €3,933 thousand and reversal of impairment of €1,564 thousand related to right-of-use assets; and
(c)impairment of €28 thousand and reversal of impairment of €2 thousand related to intangible assets.
Impairment by segment, was composed of:
(a)impairment of €3,432 thousand and reversal of impairment of €1,201 thousand and reversal related to the reduction of right-of-use assets of €1,412 thousand relating to the Zegna Segment; and
(b)impairment of €820 thousand related to the Thom Browne Segment.
For additional information refer to Note 11 — Depreciation, amortization and impairment of assets.
The calculation of value in use for this CGU is most sensitive to the following assumptions:
•Discount rates
•Growth rates used to extrapolate cash flows beyond the forecast period
•Revenue compounded annual rate of growth (“CAGR”), which has been assessed taking into consideration the effects of the COVID-19 pandemic on the 2022 performance of the Group.
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted.
The following tables present the sensitivity of the 2022 and 2021 Zegna Segment DOS impairment test to reasonably possible changes in the aforementioned assumptions:

2022
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment(1)	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2022	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Zegna Segment DOS	(2,231)	8.84% - 17.20%	1.50%/ 5.00%	7.6%	(2,413) / (2,038)	(2,203) / (2,258)	(1,864) / (2,714)
_________________
(1)Gross of reversals related to the reduction of right-of-use assets of €1,412 thousand.

2021
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Zegna Segment DOS	(8,692)	4.99% / 21.63%	1.50%	+9.7%	(8,994) / (8,344)	(8,692) / (8,692)	(8,320) / (9,048)

The following tables present the sensitivity of the 2022 and 2021 Thom Browne Segment DOS impairment test to reasonably possible changes in the aforementioned assumptions:

2022
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2022	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Thom Browne Segment DOS	(820)	8.84% / 11.59%	1.50% / 3.00%	9.5%	(1,003) / (700)	(800) / (848)	(641) / (1,120)

2021
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Thom Browne Segment DOS	—	7.13% / 10.33%	2.00%	+6.9%	(95) / —	— / (58)	— / —
The sensitivity analysis of the aforementioned assumptions (WACC, growth rate and revenues) used to determine the recoverable value, carried out on the CGUs subject to impairment testing, showed that negative changes in the basic assumptions could lead to an additional impairment loss.
Impairment test of corporate assets
The impairment test of corporate assets takes into consideration those assets whose recoverability is assessed at the reporting segment level: Zegna Segment (including corporate costs) and Thom Browne Segment. There were no impairments arising from the 2022, 2021 and 2020 impairment tests performed.
Sensitivity analysis
The calculation of value in use for all CGUs is most sensitive to the following assumptions:
•Discount rates
•Growth rates used to extrapolate cash flows beyond the forecast period
•EBITDA growth rate over the explicit period of the business plan
In order to ensure that the changes to the main assumptions did not significantly affect the results of the impairment tests, sensitivity analyses were conducted.
The following tables present the sensitivity analysis of the 2022 and 2021 impairment test of corporate assets to reasonably possible changes in aforementioned assumptions:

2022
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs 2022	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Zegna Segment	1,590	855	300	+16.3%	1,196 / 2,158	1,818 / 1,399	1,843 / 1,337
CGU Thom Browne Segment	454	841	300	+20.8%	362 / 563	552 / 372	526 / 381

2021
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Zegna Segment	1,277	669	150	+13.2%	931 / 1,790	1,485 / 1,106	1,506 / 1,048
CGU Thom Browne Segment	325	773	200	+15.3%	209 / 491	393 / 269	376 / 274
Based on the analysis performed, except for the impairments of non-current assets indicated above, these stress tests continued to show ample headroom.